INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Amortization expense	$ 6,023,730	$ 3,705,231	$ 9,376,584	$ 7,065,198	$ 16,880,094	$ 12,439,105
Share based compensation	13,300	$ 70,988	38,119	$ 272,242	346,180	276,847
Impairment expense					38,959,000
Less Accumulated Amortization	$ (42,847,756)		$ (42,847,756)		(35,612,135)	(16,760,646)
Capitalized Software [Member]
Less Accumulated Amortization					(2,273,432)	(579,161)
Management Agreement [Member]
Less Accumulated Amortization					(565,972)	(366,667)
Customer Relationship [Member]
Less Accumulated Amortization					(8,113,913)	(6,484,668)
Intellectual Property [Member]
Less Accumulated Amortization					(5,496,231)	0
Dispensary License [Member]
Less Accumulated Amortization					$ (19,162,587)	$ (9,330,150)